DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total undiscounted payments	$ 2,514,805
Deposit liability	$ 100,000	$ 100,000
Mortgage maturity term		20 years
Interest rate	4.50%	4.50%
Interest rate terms		interest rates ranging from 5.59% to 19.9% with payments made monthly
Impairment of intangible asset		$ 363,510
Gain on the sale of assets		0	$ 135,564
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Remaining inventory on hand	$ 363,391	363,391	1,296,009
Impairment of inventory		1,093,308	1,384,922
Provision for expected credit losses		111,616	0
Impairment of intangible asset		363,510	0
Gain on the sale of assets		324,694
Other income		79,274	231,212
Interest expense		$ 8,227	183,404
Acquisition re-organization costs			1,204,740
Impairment on capital assets			$ 116,881